Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	€ 697.0	€ 595.8	€ 1,429.9	€ 1,303.2
United Kingdom
Disclosure of geographical areas [line items]
Revenue	185.3	186.3	383.2	381.7
Italy
Disclosure of geographical areas [line items]
Revenue	79.7	92.1	202.5	219.8
Germany
Disclosure of geographical areas [line items]
Revenue	84.4	87.9	186.4	202.4
France
Disclosure of geographical areas [line items]
Revenue	41.4	43.1	90.7	94.8
Sweden
Disclosure of geographical areas [line items]
Revenue	34.9	34.2	73.0	74.0
Austria
Disclosure of geographical areas [line items]
Revenue	28.3	30.9	63.0	69.2
Norway
Disclosure of geographical areas [line items]
Revenue	28.3	27.0	62.3	58.5
Spain
Disclosure of geographical areas [line items]
Revenue	19.7	18.7	37.0	37.3
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	114.6	75.6	217.0	165.5
CROATIA
Disclosure of geographical areas [line items]
Revenue	39.6	0.0	57.9	0.0
SERBIA
Disclosure of geographical areas [line items]
Revenue	€ 40.8	€ 0.0	€ 56.9	€ 0.0